DEPOSIT ON ACQUISITION OF BUSINESS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Deposit on acquisition of business	$ 24,076,660
Zhengzhou Company [Member]
Business Acquisition [Line Items]
Deposit on acquisition of business	24,076,660
Business acquisition, assumed obligation	11,235,775
Deposit on acquisition of future land use right	12,840,885
Total purchase consideration	$ 42,600,000